Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories at Lower of Cost or Market

Inventories at Lower of Cost or Market. The table below presents the components of inventories at the lower of cost (first-in, first-out or average cost) or realizable value.

	December 31,
	2013	2012
	(in millions)
Raw materials, components and sub-assemblies	$160	$166
Work in process	125	121
Finished goods	74	71

Total	$359	$358